EQUITY (Details 2) (USD $)				12 Months Ended
	Jun. 30, 2013	Jan. 16, 2013	Dec. 31, 2012	Dec. 31, 2012 Equity Incentives Plan Two [Member]	Dec. 31, 2011 Equity Incentives Plan Two [Member]
Class of Warrant or Right [Line Items]
Options Outstanding				653,896	499,868
Options Granted				71,000	183,885
Options Exercised				660	9,380
Options Forfeited or Expired				23,333	20,477
Options Outstanding				700,903	653,896
Exercisable				513,603	443,728
Weighted Average Exercise Price Outstanding	$ 8.75	$ 8.75	$ 35.00	$ 39.90	$ 52.50
Weighted Average Exercise Price, Granted				$ 16.45	$ 9.10
Weighted Average Exercise Price, Exercised				$ 7.70	$ 7.00
Weighted Average Exercise Price, Forfeited or Expired				$ 22.40	$ 88.20
Weighted Average Exercise Price, Outstanding	$ 8.75	$ 8.75	$ 35.00	$ 38.15	$ 39.90
Weighted Average Exercise Price, Exercisable				$ 47.60	$ 53.90